Consolidating Financial Statements (Unaudited) (details) $ in Millions	Dec. 31, 2016 USD ($)
Consolidating Financial Statements of The Travelers Companies, Inc. and Subsidiaries (Unaudited) disclosure
Amount of certain debt obligations of TPC that are unconditionally guaranteed by The Travelers Companies, Inc.	$ 700